SUBSEQUENT EVENT (Details) $ / shares in Units, $ in Millions	Feb. 17, 2021 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [abstract]
Dividend declared (in dollars per share) | $ / shares	$ 0.05
Dividend payables | $	$ 11.0